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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE
                    Report for the Calendar Year or Quarter Ended: 12/31/2011
                                                                   __________

                    Check here if Amendment[ ]: Amendment Number:
                                                                   __________

                              This Amendment (Check only one):
                              [ ] is a restatement
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
          _____________________________________________________________________
Address:  222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
          _____________________________________________________________________
          _____________________________________________________________________
          _____________________________________________________________________
          _____________________________________________________________________

Form 13F File Number 28-   4651
                           ____________________________________________________

                    The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Angela Newhouse
          _____________________________________________________________________
Title:    Investment Information Manager
          _____________________________________________________________________
Phone:    312-236-6300
          _____________________________________________________________________

Signature, Place, and Date of Signing:

/s/ Angela Newhouse
_______________________________________________________________________________
(Signature)
Chicago, Illinois
_______________________________________________________________________________
(City, State)
2/10/2012
_______________________________________________________________________________
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE
_________

Form 13F Summary Page

Report Summary:


Number of Other Included Manager:           0
                                            ----------------------------

Form 13F Information Table Entry Total:     2
                                            ----------------------------

Form 13F Information Table Value Total:     $2,573,139 (thousands)
                                            ----------------------------

The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:
NONE

                                                           13F HOLDINGS REPORT
                                                                12/31/2011


        COLUMN 1      COLUMN 2 COLUMN 3  COLUMN 4               COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
        NAME OF       TITLE OF             VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
        ISSUER         CLASS    CUSIP    (X $1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED     NONE
GENERAL DYNAMICS CORP   COM   369550108  2,217,699   33,394,055   SH           Sole              33,394,055
PETSMART INC            COM   716768106    355,440    6,930,001   SH           Sole               6,930,001

Total                                    2,573,139   40,324,056                                  40,324,056